SEGMENTAL INFORMATION - Geographical Segment Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Geographical segment data:
Revenues	$ 410,345		$ 299,848		$ 244,045
Brazil
Geographical segment data:
Revenues	90,321	[1]	93,741	[1]	90,652	[1]
Fixed assets	0	[2]	393,214	[2]
United Arab Emirates
Geographical segment data:
Revenues	45,951	[1]	47,054	[1]	29,893	[1]
Fixed assets	0	[2]	163,495	[2]
Indonesia
Geographical segment data:
Revenues	$ 38,789	[1]	$ 0	[1]	$ 0	[1]

[1]	A substantial portion of these revenues pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.
[2]	These fixed assets relate to the FSRU vessels owned by Golar Partners and from December 13, 2012, have been deconsolidated from the Company's Consolidated Balance Sheet.